ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
8.	ACCRUED LIABILITIES

Accrued liabilities consist of the following (in thousands):

	December 31,
	2015	2014
Compensation and benefits payable	$5,906	$7,239
Property, sales, and other taxes	996	1,512
Customer credit balances	1,179	1,815
Other	2,656	2,554
	$10,737	$13,120